Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
5	Financial instruments
This note provides information about the group’s financial instruments, including:

•	an overview of all financial instruments held by the Group

•	specific information about each type of financial instrument

•	accounting policies

•	information about determining the fair value of the instruments, including judgements and estimation uncertainty involved.
The Group classifies its financial assets in the following measurement categories:

•	those measured at fair value or through profit or loss, and
•	those measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will be recorded in profit or loss.
Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.
Measurement
At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
The Group holds the following financial instruments:

	Section	12/31/2021	12/31/2020
Financial assets

Accounts receivable	(a)	63,684	75,523
Other financial assets at amortized cost	(b)	638	474
Cash and cash equivalents	(d)	102,569	83,449
Financial assets at fair value through profit or loss (FVPL)	(c)	1,381,519	39,849

		1,548,410	199,295

Financial liabilities

Liabilities at amortized cost	(e)	117,807	167,591
Lease liabilities	(e)	85,544	106,199

		203,351	273,790
The Group’s exposure to risks associated with the financial instruments is discussed in note 4. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.
a) Accounts receivable

	12/31/2021	12/31/2020
Current assets
Accounts receivable from contracts with customers	44,486	48,127
Loss allowance	(170)	(149)

Non-current assets
Accounts receivable from contracts with customers	19,368	27,545

	63,684	75,523
Accounts receivable are recognized initially at the amount of consideration that is unconditional and are not submitted to any financial components. They are subsequently measured at amortized cost, less loss allowance.
Current accounts receivable are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore all classified as current. Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
Non-current
accounts receivable are unrealized performance fees that management, with accumulated experience, estimate that it is highly probable that a significant reversal will not occur.
The Entity use a provision matrix to calculate expected credit losses and the exposure to credit risk from receivables are reviewed on a regular basis. Accounts receivable allowance for expected credit losses are presented in general and administrative expense.
The loss allowances for accounts receivable as of December 31, 2021 and 2020 reconcile to the opening loss allowances as follows:

	12/31/2021	12/31/2020
Opening loss allowance on January 1	(149)	(90)
Increase in accounts receivable allowance recognized in profit or loss	(21)	(59)

Closing loss allowance on December 31	(170)	(149)
Accounts receivable are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments. The Entity have not written any amount of accounts receivable during 2021 and 2020. Subsequent recoveries of amounts previously written off are credited against the same line item.
b) Other financial assets at amortized cost
Financial assets at amortized cost include the following debt instruments:

	12/31/2021	12/31/2020
Prepayments to employees (Note 6 (i))	638	474
These amounts generally arise from transactions outside the usual operating activities of the group. Interest is charged at commercial rates and collateral is not normally obtained.

All the financial assets at amortized cost are denominated in Brazilian currency units. As a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
See note 6 for more details.
c) Financial assets at fair value through profit or loss
The group classifies the following financial assets at fair value through profit or loss (FVPL):

•	Mutual funds;

•	Private markets funds.
Financial assets measured at FVPL include the following categories:

	12/31/2021	12/31/2020
Current assets	1,372,926	8,253

Mutual funds	1,372,926	8,253
Non-current assets	8,593	31,596

Private markets funds	8,593	31,596
The following tables demonstrate the funds invested included in each category mentioned above.

Mutual funds	12/31/2021	12/31/2020

Vinci Monalisa FIM Crédito Privado IE (1)	1,233,828	—
Vinci Multiestratégia FIM	109,717	—
Vinci International Master Portfolio SPC - Reflation SP	11,161	—
FI Vinci Renda Fixa CP	18,220	8,253

	1,372,926	8,253

Private markets	12/31/2021	12/31/2020

Vinci Capital Partners III Feeder FIP Multiestratégia	1,891	768
Nordeste III FIP Multiestratégia	2,848	2,652
Vinci Impacto Ret IV FIP Multiestratégia	—	830
Vinci Infra Transmissão FIP - Infraestrutura (i)	3,854	6,128
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	—	21,218

Total Private markets funds	8,593	31,596

1) Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Entity. Vinci Monalisa’s balances are the following:

	12/31/2021	12/31/2020
Net Asset Value	1,233,828	—

Real estate funds	137,519	—
Mutual funds	1,080,108	—
Private equity funds	18,768	—
Other assets/liabilities	(2,567)	—
The Vinci Monalisa’s portfolio is comprised of liquid and illiquid investee funds with different redemption criteria. Over 92% of its investments are liquid and may be redeemed and 8% are non-redeemable
investments. The following tables demonstrate the funds invested by Vinci Monalisa:
Mutual funds
Vinci Monalisa holds investments in several mutual funds to seek profitability through investments in various classes of financial assets such as fixed income assets, Brazilian government bonds, public equities, derivatives financial instruments, investment funds and other short-term liquid securities. As of December 31, 2021, Vinci Monalisa holds R$ 1,080,108 of investments in mutual funds, which are distributed in the following classification:

	12/31/2021	12/31/2020
Mutual Funds’ classification
Interest and foreign exchange (a)	46.20%	—
Multistrategy (b)	46.69%	—
Foreign investments (c)	5.23%	—
Macro (d)	1.88%	—

	100.00%	—

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.
(b)	Funds without commitment to concentration in any specific strategy.
(c)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.
(d)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.

Real Estate funds	12/31/2021	12/31/2020
Vinci Imóveis Urbanos FII (i)	52,537	—
Other real estate funds	84,982	—

	137,519	—

(i)
The Fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value.

Private markets funds	12/31/2021	12/31/2020

Vinci Impacto Ret IV FIP Multiestratégia	2,042	—
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	13,446	—
Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura	1,023	—
Other funds	2,257	—

Total private markets funds	18,768	—

(i)
Fund focused on the acquisition of shares, share bonuses subscriptions, debentures convertible or not into shares, or other securities issued by publicly-held, publicly-traded or private corporations that develop new projects of infrastructure in the development sector and operations of electric power transmission lines, participating in the decision-making process of the investee, with effective influence. In 2021, the fund sold its investment in Linhas de Energia do Sertão Transmissora S.A. (“LEST”). As of December 31, 2021, the fund held investment in Água Vermelha Transmissora de Energia S.A.

During the year, the following gains/(losses) were recognized in profit or loss:

	12/31/2021	12/31/2020	12/31/2019
Fair value gains (losses) on investments at FVPL recognized in finance income	27,982	9,066	20,244
d) Cash and cash equivalents

Current assets	12/31/2021	12/31/2020
Cash and bank deposits	21,679	13,096
Financial instruments at fair value through profit or loss (i)	80,890	70,353

	102,569	83,449
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(i)
Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with interest rates variable from 99.50% to 100.50% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

e) Financial liabilities

	12/31/2021	12/31/2020
Current	140,111	187,386

Trade payables	831	1,039
Labor and social security obligations (Note 12)	106,299	40,724
Lease liabilities	22,304	19,828
Accounts payable (Note 11)	10,677	125,795

Non-current	63,240	86,404

Lease liabilities	63,240	86,371
Accounts payable (Note 11)	—	33

	203,351	273,790

(a)	Fair value hierarchy
This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value through profit or loss in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

	On December 31, 2021
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	80,890	—	80,890
Mutual funds	—	1,372,926	—	1,372,926
Private equity funds	—	—	8,593	8,593

Total Financial Assets	—	1,453,816	8,593	1,462,409

	On December 31, 2020
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	70,353	—	70,353
Mutual funds	—	8,253	—	8,253
Private equity funds	—	—	31,596	31,596

Total Financial Assets	—	78,606	31,596	110,202
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded real estate funds) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Vinci Monalisa is a financial instrument classified as level 2. Its portfolio is comprised of items that could be classified as level 1, level 2 and level 3, in the amount of R$ 57,006, R$ 1,080,108 and R$ 96,714, respectively.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
(b) Valuation techniques used to determine fair values
Specific valuation techniques used to value financial instruments include:

•	the use of quoted market prices

•	for level 3 financial instruments – discounted cash flow analysis.
All
non-listed
assets fair value estimates are included in level 2, except for private equity funds, where the fair values have been determined based on fair value appraisals for fund’s investments, performed by the fund’s management or a third party hired by the Administration. The most part of the level 3 financial instruments evaluation uses discount cash flows techniques to evaluate the fair value of the Fund’s investments. The appraisals performed by a third party are reviewed by Vinci or its subsidiaries (fund’s management).
(c) Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in level 3 items for the years ended December 31, 2021 and 2020:

Fair Value
Opening balance January 1, 2020	24,164
Capital deployment	1,748
Sales and distributions	(778)
Gain recognized in finance income	6,462

Closing balance December 31, 2020	31,596
Capital deployment	932
Transfer (a)	(22,746)
Sales and distributions	(3,481)
Gain recognized in finance income	2,292

Closing balance December 31, 2021	8,593
(a)    During the year ended December 31, 2021, Vinci Impacto Ret IV FIP Multiestratégia and Vinci Infra Coinvestimento I FIP—Infraestrutura were transferred to Vinci Monalisa.

(d) Valuation inputs and relationships to fair value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair value at		Valuation Technique	Unobservable inputs	Reasonable possible shift +/-	2021 Gain / (Losses)	2020 Gain / (Losses)	Possible shift in Gain and losses
	12/31/2021	12/31/2020

Vinci Infra Coinvestimento I FIP – Infraestrutura	—	21,218	Discounted cash flow	Discount rate	0.5% / 1%	559	4,548	In 2020, lower discount rate in 50 basis points would increase fair value by R$ 1,095 and higher discount rate in 100 basis points would decrease fair value by R$ 1,920
Vinci Infra Transmissão FIP - Infraestrutura	3,854	6,128	Discounted cash flow	Discount rate	0.5% / 1%	703	1,253	Lower discount rate in 50 basis points would increase fair value by R$ 1,272 (R$ 656 – 2020) and higher discount rate in 100 basis points would decrease fair value by R$ 1,411 (R$ 682 – 2020)
Nordeste III FIP Multiestratégia	2,848	2,652	Discounted cash flow	Discount rate	0.5% / 1%	497	702	Lower discount rate in 50 basis points would increase fair value by R$ 28 (R$ 9 – 2020) and higher discount rate in 100 basis points would decrease fair value by R$ 57 (R$ 18)
Others	1,891	1,598	NAV Valuation	NAV	1% / 2%	533	(41)	Increased NAV in 100 basis points would increase fair value by R$ 19 (R$ 26 – 2020) and lower NAV in 200 basis points would decrease fair value by R$ 38 (R$ 52 –2020)